Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	HERTZ CORP
Entity Central Index Key	0000047129
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Pre-Effective Amendment Number	2
Document Period End Date	Jun. 30, 2013
Amendment Flag	false